Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 4,163	R 3,994
Movements recognised in the income statement:	560	433
current service cost	83	70
interest cost	480	365
curtailments and settlements	(3)	(2)
Actuarial (gains) losses recognised in other comprehensive income:	(263)	(53)
arising from changes in financial assumptions	(60)	46
arising from changes in demographic assumptions		1
arising from change in actuarial experience	(203)	(100)
Benefits paid	(229)	(175)
Translation of foreign operations	12	(36)
Ending balance	4,243	4,163
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,921	3,690
Movements recognised in the income statement:	542	414
current service cost	73	59
interest cost	472	357
curtailments and settlements	(3)	(2)
Actuarial (gains) losses recognised in other comprehensive income:	(258)	(32)
arising from changes in financial assumptions	(54)	54
arising from change in actuarial experience	(204)	(86)
Benefits paid	(210)	(151)
Ending balance	3,995	3,921
United States of America
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	242	304
Movements recognised in the income statement:	18	19
current service cost	10	11
interest cost	8	8
Actuarial (gains) losses recognised in other comprehensive income:	(5)	(21)
arising from changes in financial assumptions	(6)	(8)
arising from changes in demographic assumptions		1
arising from change in actuarial experience	1	(14)
Benefits paid	(19)	(24)
Translation of foreign operations	12	(36)
Ending balance	R 248	R 242